Commitments and Contingencies - Summary of Guarantees Provided by the Group for Third Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [Line Items]
Used amount	₩ 6,683,662	₩ 8,120,791
Shinhan Bank [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [Line Items]
Subject to payment guarantees	Daegu Beomeo -Crossroads SeohanIDaum Buyers
Limit	₩ 81,722
Used amount	₩ 14,237
Cash Payers [member] | Guarantees [member]
Disclosure of detailed information about borrowings [Line Items]
Subject to payment guarantees	KEB Hana Bank
Limit	₩ 384
KT Estate Inc. [member] | Shinhan Bank [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [Line Items]
Subject to payment guarantees	Busan Gaya Centreville Buyers
Limit	₩ 48,536
Used amount	₩ 8,309
Bottom of range [member] | Shinhan Bank [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Oct 29, 2017
Bottom of range [member] | Cash Payers [member] | Guarantees [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Apr 19, 2017
Bottom of range [member] | KT Estate Inc. [member] | Shinhan Bank [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Nov 10, 2017
Top of range [member] | Shinhan Bank [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Nov. 30, 2020
Top of range [member] | Cash Payers [member] | Guarantees [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Apr 19, 2018
Top of range [member] | KT Estate Inc. [member] | Shinhan Bank [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity	Oct. 31, 2020